Warranty Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Warranty Obligation [Roll Forward]
Beginning Balance	$ 41.7	$ 45.1
Provision charged to income	54.4	40.9
Usage	(55.1)	(42.7)
Acquisitions	3.0	0.2
Adjustments to previously provided warranties, net	(1.2)	(1.5)
Other, net	(0.6)	(0.3)
Ending Balance	$ 42.2	$ 41.7